Share-based payments - Restricted Stock Units (Details)								12 Months Ended
	Nov. 15, 2024 $ / shares	Nov. 15, 2024 € / shares	Mar. 31, 2024 $ / shares	Mar. 31, 2024 € / shares	Mar. 31, 2023 shares	Jun. 22, 2022 shares	Mar. 01, 2022	Dec. 31, 2024
Share-based payments
Vesting percentage							25.00%
LTIP Stock Options | Members of executive board and various key employees
Share-based payments
Number of RSU's awarded						225,888
Restricted Stock Units
Share-based payments
Vesting percentage								0.33%
Weighted average share price | (per share)			$ 3.03	€ 2.8
Restricted Stock Units | Members of executive board and various key employees
Share-based payments
Weighted average share price | (per share)	$ 2.54	€ 2.4
Restricted Stock Units | LTIP Stock Options
Share-based payments
Vesting percentage								0.33%
Restricted Stock Units | LTIP Stock Options | Members of executive board and various key employees
Share-based payments
Number of RSU's awarded					646,914
Restricted Stock Units | LTIP Stock Options | Members of supervisory board
Share-based payments
Number of share options granted					92,701